LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Effective as of March 1, 2013, the principal address of each of the funds listed in Schedule A and the address of each fund’s Treasurer is:

620 Eighth Avenue, 49th Floor, New York, NY 10018.

The following paragraph supplements and replaces any information to the contrary on the cover page of the Statement of Additional Information for each of the funds listed in Schedule A:

Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. The fund’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the fund’s distributor to sell shares of the fund (each called a “Service Agent”), by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services - 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com, or by visiting the fund’s website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the fund’s sole and exclusive distributor.

SCHEDULE A

LEGG MASON PARTNERS INCOME TRUST

Fund	Date of SAI
Western Asset California Municipals Fund	July 1, 2012
Western Asset Managed Municipals Fund	July 1, 2012
Western Asset Emerging Markets Debt Fund	July 1, 2012
Western Asset Intermediate-Term Municipals Fund	August 1, 2012
Western Asset New Jersey Municipals Fund	August 1, 2012
Western Asset New York Municipals Fund	August 1, 2012
Western Asset Pennsylvania Municipals Fund	August 1, 2012
Western Asset Oregon Municipals Fund	September 1, 2012
Western Asset Adjustable Rate Income Fund	August 1, 2012
Western Asset Global Strategic Income Fund	November 28, 2012
Western Asset High Income Fund	November 28, 2012
Western Asset Municipal High Income Fund	November 28, 2012
Western Asset Short Term Yield Fund	November 28, 2012
Western Asset Short Duration Municipal Income Fund	February 29, 2012
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2012
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2012
Western Asset Massachusetts Municipals Fund	March 31, 2012
Western Asset Global High Yield Bond Fund	August 1, 2012
Western Asset Mortgage Backed Securities Fund	August 1, 2012
Western Asset Corporate Bond Fund	August 1, 2012
Western Asset Short-Term Bond Fund	August 1, 2012

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Fund	Date of SAI
Western Asset Institutional Government Reserves	December 28, 2012
Western Asset Institutional AMT Free Municipal Money Market Fund	December 28, 2012
Western Asset Institutional Cash Reserves	December 28, 2012
Western Asset Institutional Liquid Reserves	December 28, 2012
Western Asset Institutional Tax Free Reserves	December 28, 2012
Western Asset Institutional U.S. Treasury Reserves	December 28, 2012
Western Asset SMASh Series C Fund	February 29, 2012
Western Asset SMASh Series EC Fund	February 29, 2012
Western Asset SMASh Series M Fund	February 29, 2012
Western Asset Municipal High Income SMASh Fund	November 28, 2012

LEGG MASON PARTNERS MONEY MARKET TRUST

Fund	Date of SAI
Western Asset Government Reserves	December 28, 2012
Western Asset California Tax Free Money Market Fund	December 28, 2012
Western Asset Liquid Reserves	December 28, 2012
Western Asset Connecticut Municipal Money Market Fund	December 28, 2012
Western Asset New York Tax Free Money Market Fund	December 28, 2012
Western Asset Tax Free Reserves	December 28, 2012
Western Asset U.S. Treasury Reserves	December 28, 2012

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Fund	Date of SAI
Western Asset Premium Liquid Reserves	December 28, 2012
Western Asset Premium U.S. Treasury Reserves	December 28, 2012
Western Asset Premium Tax Free Reserves	December 28, 2012

Please retain this supplement for future reference.

LMFX015347

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